ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2014
Allowance For Loan And Lease Losses [Abstract]
Schedule of allowance loan and lease losses

  The following table summarizes the allocation in the ALLL by loan segment for the years ended December 31, 2014, 2013 and 2012 (dollars in thousands):

December 31, 2014	Commercial	Residential real estate	Consumer and other retail	Totals
Beginning balance	$7,359	$1,084	$152	$8,595
Less: Charge-offs	739	41	11	791
Add: Recoveries	99	10	21	130
Add: Provisions	-	-	-	-
Ending balance	$6,719	$1,053	$162	$7,934

December 31, 2013	Commercial	Residential real estate	Consumer and other retail	Totals
Beginning balance	$7,528	$1,109	$172	$8,809
Less: Charge-offs	222	27	49	298
Add: Recoveries	53	2	29	84
Add: Provisions	-	-	-	-
Ending balance	$7,359	$1,084	$152	$8,595

December 31, 2012	Commercial	Residential real estate	Consumer and other retail	Totals
Beginning balance	$6,895	$2,113	$192	$9,200
Less: Charge-offs	1,690	176	19	1,885
Add: Recoveries	364	2	8	374
Add: Provisions	1,959	(830)	(9)	1,120
Ending balance	$7,528	$1,109	$172	$8,809

Schedule of recorded investment bsed on impairment methodology

The following tables detail the amount of the ALLL allocated to each portfolio segment as of December 31, 2014, 2013 and 2012, disaggregated on the basis of the Corporation’s impairment methodology (dollars in thousands):

December 31, 2014	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$42	$10	$-	$52
Loans collectively evaluated for impairment	6,677	1,043	162	7,882
Total	$6,719	$1,053	$162	$7,934

December 31, 2013	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$342	$118	$11	$471
Loans collectively evaluated for impairment	7,017	966	141	8,124
Total	$7,359	$1,084	$152	$8,595

December 31, 2012	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$221	$82	$-	$303
Loans collectively evaluated for impairment	7,307	1,027	172	8,506
Total	$7,528	$1,109	$172	$8,809

          The following table shows loans as of December 31, 2014, 2013 and 2012 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Bank’s impairment methodology (dollars in thousands):

December 31, 2014	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$8,014	$978	$411	$9,403
Loans collectively evaluated for impairment	374,781	228,170	39,698	642,649
Ending balance	$382,795	$229,148	$40,109	$652,052

December 31, 2013	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$8,227	$987	$11	$9,225
Loans collectively evaluated for impairment	346,148	212,776	38,617	597,541
Ending balance	$354,375	$213,763	$38,628	$606,766

December 31, 2012	Commercial	Residential real estate	Consumer and other retail	Totals
Loans individually evaluated for impairment	$7,627	$1,015	$-	$8,642
Loans collectively evaluated for impairment	328,298	195,334	34,885	558,517
Ending balance	$335,925	$196,349	$34,885	$567,159